                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D. C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2
             Read instructions at end of Form before preparing Form

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  1. NAME AND ADDRESS OF ISSUER:

  Nations LifeGoal Funds, Inc.
  111 Center Street
  Little Rock, AR  72201
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  2. NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED (IF THE FORM
      IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX
      BUT DO NOT LIST SERIES OR CLASSES):        [ X ]
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  3. INVESTMENT COMPANY ACT FILE NUMBER:   811-07745

     SECURITIES ACT FILE NUMBER:    333-09703
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  4(a). LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:

                                 MARCH 31, 2001
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  4(b). [  ]   CHECK BOX IF THIS FORM IS BEING FILED LATE (I.E., MORE THAN 90 CALENDAR
  DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR).  (SEE INSTRUCTION A.2)
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  4(c). [  ]    CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS FORM.
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  5. CALCULATION OF REGISTRATION FEE:

         (i)     Aggregate sale price of securities sold during the
         fiscal year in reliance on Rule 24f-2):                                          $475,905,329

         (ii)    Aggregate price of shares redeemed or
         repurchased during the fiscal year:                $165,492,264

         (iii)   Aggregate price of shares redeemed or
         repurchased during any prior fiscal year ending no
         earlier than October 11, 1995 that were not
         previously used to reduce registration fees payable
         to the Commission:                                          $_,___,___,___

         (iv)    Total available redemption credits
         [add Items 5(ii) and 5(iii)]:                                                  - $165,492,264

         (v)     Net sales -- if Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                                            $310,413,065

         (vi)    Redemption credits available for use in future    $(_,___,___,___)
         years -- if Item 5(i) is less than Item 5(v) [subtract
         Item 5(iv) from Item 5(i)]:

         (vii)   Multiplier for determining registration fee (See                            x .000250
         Instruction C.9)

         (viii)  Registration fee due [multiply Item 5(v) by Item
         5(vii)] (enter "0" if no fee is due):                                               =$ 77,603

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  6.   PREPAID SHARES

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to
Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____________. If there is a number of shares or other units that were registered pursuant to Rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are unavailable for use by the issuer in future fiscal years, then state that number here: _____.
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  7. INTEREST DUE -- IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END
OF THE ISSUER'S FISCAL YEAR (SEE INSTRUCTION D):
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                                                                                        +$0
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  8. TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE
[LINE 5(VIII) PLUS LINE 7]:
                                                                                         $ 77,603
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  9. DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE COMMISSION'S LOCKBOX DEPOSITORY:

         Method of Delivery:

                           [X]      Wire Transfer
                           [ ]      Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: \s\
         RICHARD H. BLANK, JR., SECRETARY

Date:    JUNE 18, 2001
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